Document And Entity Information	6 Months Ended
Jan. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan. 31, 2012
Entity Registrant Name	Guidewire Software, Inc.
Entity Central Index Key	0001528396
Entity Filer Category	Non-accelerated Filer